Income taxes - Disclosure of Tax Attributes to be Deferred (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	$ 104,070	$ 92,835
Canada | Federal
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	57,821
Canada | Federal | Expiration Year 2028
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	6,429
Canada | Federal | Expiration Year 2029
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,791
Canada | Federal | Expiration Year 2030
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,104
Canada | Federal | Expiration Year 2031
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	1,753
Canada | Federal | Expiration Year 2032
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,250
Canada | Federal | Expiration Year 2033
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	3,721
Canada | Federal | Expiration Year 2034
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,153
Canada | Federal | Expiration Year 2035
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	10,418
Canada | Federal | Expiration Year 2036
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	10,592
Canada | Federal | Expiration Year 2037
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	7,610
Canada | Provincial
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	56,420
Canada | Provincial | Expiration Year 2028
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	5,043
Canada | Provincial | Expiration Year 2029
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,773
Canada | Provincial | Expiration Year 2030
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,089
Canada | Provincial | Expiration Year 2031
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	1,737
Canada | Provincial | Expiration Year 2032
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,250
Canada | Provincial | Expiration Year 2033
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	3,721
Canada | Provincial | Expiration Year 2034
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,153
Canada | Provincial | Expiration Year 2035
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	10,452
Canada | Provincial | Expiration Year 2036
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	10,592
Canada | Provincial | Expiration Year 2037
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	$ 7,610